CASH (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Schedule of Cash	Cash represents cash in bank and cash on hand. Cash as of December 31, 2014 and 2013 consists of the following:

	December 31,
	2014	2013

Bank balances and cash	$8,349,867	$8,046,950